FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 2,748	$ 2,312
Long-term debt, net of current portion	8,815	8,369
Cash and cash equivalents and restricted cash	(6,484)	(7,783)
Net debt	5,079	2,898
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	2,088	1,414
Long-term debt, net of current portion	2,790	3,312
Cash and cash equivalents and restricted cash	(3,969)	(5,660)
Net debt	909	(934)
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	348	533
Long-term debt, net of current portion	5,378	4,560
Cash and cash equivalents and restricted cash	(1,183)	(886)
Net debt	4,543	4,207
ARS
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	0	0
Long-term debt, net of current portion	0	0
Cash and cash equivalents and restricted cash	(489)	(461)
Net debt	(489)	(461)
BRL
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	22	31
Long-term debt, net of current portion	80	86
Cash and cash equivalents and restricted cash	(237)	(171)
Net debt	(135)	(54)
INR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	1	68
Long-term debt, net of current portion	186	1
Cash and cash equivalents and restricted cash	(83)	(62)
Net debt	104	7
Other
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	289	266
Long-term debt, net of current portion	381	410
Cash and cash equivalents and restricted cash	(523)	(543)
Net debt	$ 147	$ 133